EQUITY INCENTIVE PLAN, Restricted Stock Unit Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Director $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
RSU Awards [Member] | 2013 and 2021 Plans [Member]
Restricted Stock Unit Activity [Abstract]
Number of members of board of directors receiving grant of RSU award | Director	2
Stock-based compensation expense | $	$ 18,859
Number of Shares Underlying RSUs [Roll Forward]
Outstanding non-vested RSUs, beginning balance (in shares)	0
Granted (in shares)	4,861,315	0	0
Vested (in shares)	(274,343)
Forfeited (in shares)	0
Outstanding non-vested RSUs, ending balance (in shares)	4,586,972	0
Weighted Average Grant-Date Fair Value [Abstract]
Outstanding non-vested RSUs, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	8.03
Vested (in dollars per share) | $ / shares	8.53
Forfeited (in dollars per share) | $ / shares	0
Outstanding non-vested RSUs, ending balance (in dollars per share) | $ / shares	$ 8.00	$ 0
RSU Awards Subject to Service and Performance Conditions [Member] | Former Chief Executive Officer [Member]
Number of Shares Underlying RSUs [Roll Forward]
Granted (in shares)	1,703,460
RSU Awards Subject to Service and Performance Conditions [Member] | General Counsel [Member]
Number of Shares Underlying RSUs [Roll Forward]
Granted (in shares)	170,346
RSU Awards Subject to Service and/or Performance Condition [Member] | Interim Executive Chairman and Two Members of Board of Directors [Member]
Number of Shares Underlying RSUs [Roll Forward]
Granted (in shares)	1,800,000
RSU Awards Subject to Service, Market and Performance Conditions [Member] | Former Chief Executive Officer [Member]
Number of Shares Underlying RSUs [Roll Forward]
Granted (in shares)	453,777
RSU Awards Subject to Service, Market and Performance Conditions [Member] | 2013 and 2021 Plans [Member]
Restricted Stock Unit Activity [Abstract]
Stock-based compensation expense | $	$ 18,587